Principles of consolidation	12 Months Ended
Dec. 31, 2022
Principles Of Consolidation
Principles of consolidation

4	Principles of consolidation

The consolidated financial statements comprise the financial statements of NEXA and its subsidiaries. The main entities included in the consolidated financial statements are:

	Percentage of shares		Company	Headquarter	Activities
	2022	2021	controls
Subsidiaries
Nexa Recursos Minerais S.A. "NEXA BR"	100	100	Directly	Brazil	Mining / Smelting
Nexa Resources Cajamarquilla S.A. "NEXA CJM"	99.99	99.99	Directly	Peru	Smelting
Nexa Resources US. Inc.	100	100	Directly	United States	Trading
Exploraciones Chimborazo Metals & Mining	100	100	Directly	Ecuador	Holding and others
L.D.O.S.P.E. Geração de Energia e Participações Ltda. – “L.D.O.S.P.E."	100	100	Indirectly	Brazil	Energy
L.D.Q.S.P.E. Geração de Energia e Participações Ltda. - "L.D.Q.S.P.E."	100	100	Indirectly	Brazil	Energy
L.D.R.S.P.E. Geração de Energia e Participações Ltda. - "L.D.R.S.P.E."	100	100	Indirectly	Brazil	Energy
Mineração Dardanelos Ltda. - "Dardanelos"	100	100	Indirectly	Brazil	Mining projects
Mineração Santa Maria Ltda.	99.99	99.99	Indirectly	Brazil	Mining projects
Pollarix S.A. - "Pollarix" (i)	33.33	33.33	Indirectly	Brazil	Holding and others
Karmin Holding Ltda.	100	100	Indirectly	Brazil	Holding and others
Mineração Rio Aripuaña Ltda.	100	100	Indirectly	Brazil	Holding and others
Votorantim Metals Canada Inc.	100	100	Indirectly	Canada	Holding and others
Nexa Resources El Porvenir S.A.C.	99.99	99.99	Indirectly	Peru	Mining
Minera Pampa de Cobre S.A.C	99.99	99.99	Indirectly	Peru	Mining
Nexa Resources Perú S.A.A. - "NEXA Peru"	83.55	83.55	Indirectly	Peru	Mining
Nexa Resources Atacocha S.A.A. - "NEXA Atacocha"	66.62	66.62	Indirectly	Peru	Mining
Nexa Resources UK Ltd. - "NEXA UK"	100	100	Indirectly	United Kingdom	Mining
Joint-operations
Campos Novos Energia S.A. - "Enercan" (ii)	-	20.98		Brazil	Energy
Cia. Minera Shalipayco S.A.C	75	75		Peru	Mining projects

(i)	NEXA BR owns all the common shares of Pollarix, which represents 33.33% of its total share capital. The remaining shares are preferred shares with limited voting rights, which are indirectly owned by NEXA's controlling shareholder, VSA.

(ii)	On November 17th, 2022, NEXA, through Pollarix, acquired 1.46% of Enercan's additional shares for BRL 21,731 (USD 4,136) by exercising its proportional pre-emptive rights given the withdrawal of one of Enercan's previous shareholders. Prior to this date, NEXA and the other shareholders exercised joint control over Enercan's assets and liabilities. However, because of this withdrawal, Enercan's remaining shareholders exercised their option to acquire these additional shares, resulting in the loss of joint control by NEXA. Since this date, NEXA ceased recognizing its share of Enercan's jointly held assets, liabilities, revenues and expenses and began to account for it as an investment in an associate, through the equity method, since it still holds significant influence over this entity.

The following table shows the amounts in each balance sheet line that were derecognized since December 2022.

Assets	November 30, 2022
Current assets
Cash and cash equivalents	1
Financial investments	8,260
Trade accounts receivables	9,137
Other assets	275
Total current assets	17,674
Non-current assets
Deferred income tax	1,320
Recoverable income tax	126
Other assets	299
Property, plant and equipment	29,216
Intangible assets	9,382
Total non-current assets	40,342

Total assets	58,016

Liabilities and shareholders’ equity
Current liabilities
Trade payables	1,014
Dividends payable	8,745
Salaries and payroll charges	35
Tax liabilities	7,917
Other liabilities	788
Total current liabilities	18,499
Non-current liabilities
Provisions	311
Deferred income tax	4,658
Other liabilities	2,093
Total non-current liabilities	7,062

Total liabilities	25,561

Shareholders’ equity
Attributable to NEXA’s shareholders	32,456

As of December 31, 2022, the total investment of NEXA in Enercan is USD 38,990, which is composed of: (i) USD 32,456 related to the net effect of the derecognition of its share of Enercan’s jointly controlled assets and liabilities; (ii) USD 4,136 related to the amount paid by NEXA for the additional shares; (iii) USD 1,885 related to NEXA’s share in Enercan’s results; and (iv) USD 513 related to foreign exchange effects.

(a)	Subsidiaries

Subsidiaries include all entities over which the Company has control. The Company controls an entity when it (i) has the power over the entity; (ii) is exposed, or has the right, to variable returns from its involvement with the entity; and (iii) has the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company, except when the predecessor basis of accounting is applied. Subsidiaries are unconsolidated from the date that control ceases.

Accounting policies of subsidiaries are usually consistent with the policies adopted by the Company. If there are differences, to ensure the accounting policies’ standardization, an adjustment is performed in the consolidation process.

Non-controlling interests in the subsidiaries’ equity and results are shown separately in the consolidated balance sheet, income statement, statement of comprehensive income and statement of changes in shareholders’ equity. A change in a subsidiary’s ownership interest, without loss of control, is accounted for as an equity transaction.

If the Company loses control over a subsidiary, it derecognizes the related assets, liabilities, non-controlling interests and other equity components and any resultant gain or loss is recognized in the income statement. Any investment retained is recognized at fair value.

In general, there is a presumption that a majority of voting rights results in control. When the Company has less than a majority of the voting rights of an investee, it considers all relevant facts and circumstances to determine whether it has power over this investee. This may include contractual arrangements with the other holders of voting rights in the investee; rights arising from other contractual arrangements; and the Company’s voting rights and potential voting rights that will give it the practical ability to direct the relevant activities of the investee unilaterally.

Intercompany transactions, balances, and unrealized gains on transactions between companies in the consolidated group are eliminated in full on consolidation. Unrealized losses are also eliminated unless the transaction indicates impairment of the transferred asset.

(b)	Joint operations

The Company recognizes its direct right to the assets, liabilities, revenues and expenses of joint operations and its share of any jointly held assets or incurred liabilities or revenues and expenses. These have been included in the consolidated financial statements under the appropriate headings.

A joint operation is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the assets, and obligations for the liabilities, relating to the arrangement. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require unanimous consent of the parties sharing control.

(c)	Associates

Associates are initially recognized at cost and adjusted thereafter for the equity method, being increased, or reduced from its interest in the investee's income after the acquisition date.

For an entity to become an associate the Company must have significant influence, which is the power to participate in the financial and operating policy decisions of the investee, without having its control or joint control of those policies.

(d)	Transactions with non-controlling interests

Transactions with non-controlling interests that do not result in a loss of control are recognized within shareholders’ equity as transactions with equity owners of the consolidated group. A change in ownership interest results in an adjustment between the carrying amounts of the controlling and non-controlling interests to reflect their relative interests in the subsidiary. Any difference between the amount of the adjustment to non-controlling interests and any consideration paid or received is recognized in Additional paid in capital within shareholders’ equity.

(e)	Foreign currency translation

(i) Functional and presentation currency

Items included in the financial statements of each of the Company’s entities are measured using the currency of the primary economic environment in which each entity operates (“the functional currency”). The Company’s consolidated financial statements are presented in US Dollars ("USD"), which is NEXA’s functional currency and the Company’s reporting currency.

(ii) Transactions and balances

Foreign currency transactions are initially recorded by each of the Company’s entities at their respective functional currency spot rates at the date the transaction is recognized. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at the functional currency spot rates at the end of each reporting period are recognized in the income statement. Non-monetary items that are measured at historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transaction. Translation differences on assets and liabilities carried at fair value are reported as part of the fair value gain or loss.

(iii) Consolidated entities

The results of operations and financial position of the Company’s entities that have a functional currency different from the Company’s reporting currency are translated into the reporting currency as follows:

•	Assets and liabilities for each balance sheet presented are translated at the closing rate at the date of that balance sheet;
•	Income and expenses for each income statement and statement of comprehensive income presented are translated at average exchange rates for the annual period of that income statement and statement of comprehensive income, which are a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates; and

All resulting exchange differences are recognized in other comprehensive income and accumulated in a separate component of shareholders’ equity.